Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Current assets
Cash and cash equivalents	$ 4,843	$ 6,373	$ 8,472
Short-term investments	1,670	6,022	6,173
Accounts receivable, net of allowance of $0, $33 and $0	337	391	299
Inventories	1,387	1,457	576
Prepaid expenses and other current assets	165	253	214
Total current assets	8,402	14,496	15,734
Property and equipment, net	2,559	3,161	2,304
Restricted cash	104	104	104
Total assets	11,065	17,761	18,142
Current liabilities
Accounts payable	1,075	764	862
Accrued compensation	555	600	410
Other accrued liabilities	409	420	408
Current portion of deferred revenue	403	444	738
Total current liabilities	2,442	2,228	2,418
Deferred revenue, net of current portion	1,610	1,610	1,652
Note payable (See Note 7)	2,935	2,788	2,532
Other non-current liabilities	144	161	180
Total liabilities	7,131	6,787	6,782
Stockholders’ equity
Preferred stock, $0.001 par value: 5,000,000 shares authorized, no shares issued and outstanding at December 31, 2013 (unaudited), June 30, 2013 and 2012	0	0
Common stock, $0.001 par value: 125,000,000, 75,000,000 and 65,000,000 shares authorized, 51,482,524, 51,068,614 and 36,511,388 shares issued and 51,416,297, 51,002,387 and 36,445,161 shares outstanding, at December 31, 2013 (unaudited), and June 30, 2013 and 2012, respectively	51	51	37
Additional paid-in capital	165,952	165,085	149,348
Treasury stock at cost (66,227 shares at December 31, 2013 (unaudited), June 30, 2013 and 2012)	(596)	(596)	(596)
Accumulated other comprehensive loss	(1)	(5)	(5)
Accumulated deficit	(161,472)	(153,561)	(137,424)
Total stockholders’ equity	3,934	10,974	11,360
Total liabilities and stockholders’ equity	$ 11,065	$ 17,761	$ 18,142